FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31,
	2021			2020
	Fair value measurements using input type			Fair value measurements using input type
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents
Money market funds	$6.6	$-	$6.6	$14.5	$-	$14.5
Short term deposits	94.5	-	94.5	36.8	-	36.8
Short-term bank deposits	492.5	-	492.5	214.5	-	214.5
Marketable securities:
Government and corporate debentures - fixed interest rate	-	2,262.5	2,262.5	-	2,626.9	2,626.9
Government-sponsored enterprises debentures	-	641.4	641.4	-	714.7	714.7
Government and corporate debentures - floating interest rate	-	115.1	115.1	-	187.8	187.8
Foreign currency derivative contracts	-	0.7	0.7	-	2.5	2.5

Total financial assets	$593.6	$3,019.7	$3,613.3	$265.8	$3,531.9	$3,797.7